Income Tax (Details) - Schedule of income tax provision (benefit) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Federal
Current
Deferred			(116,781)
State
Current
Deferred
Valuation allowance			116,781
Income tax provision	$ 88,687	$ 88,687